Called-up share capital - Summary of allotted, called up and fully paid share capital (Details) £ / shares in Units, $ / shares in Units, shares in Thousands, $ in Millions		3 Months Ended	12 Months Ended
		Mar. 31, 2023 USD ($) shares	Dec. 31, 2022 USD ($) $ / shares shares	Dec. 31, 2021 USD ($) shares	Dec. 31, 2020 USD ($) shares	Dec. 31, 2022 GBP (£) £ / shares shares
Reconciliation of number of shares outstanding [abstract]
Balance, beginning of period		$ 4,795	$ 5,215	$ 5,383
Repurchase of ordinary share capital	[1]		(10,493)	(3,151)	$ (776)
Balance, end of period			4,795	5,215	5,383
Preference shares
Reconciliation of number of shares outstanding [abstract]
Balance, beginning of period		21	21	21
Balance, end of period			21	$ 21	$ 21
Number of shares authorised | £						£ 10,000,000
First Preference Shares
Disclosure of classes of share capital [line items]
Number of shares issued and fully paid (in shares) | shares				7,233	7,233	7,233
Reconciliation of number of shares outstanding [abstract]
Balance, beginning of period		12	12	$ 12
Balance, end of period			$ 12	$ 12	$ 12
Percentage of nominal cumulative preference shares			8.00%
Par value per share | £ / shares						£ 1
Second Preference Shares
Disclosure of classes of share capital [line items]
Number of shares issued and fully paid (in shares) | shares				5,473	5,473	5,473
Reconciliation of number of shares outstanding [abstract]
Balance, beginning of period		$ 9	$ 9	$ 9
Balance, end of period			$ 9	$ 9	$ 9
Percentage of nominal cumulative preference shares			9.00%
Par value per share | £ / shares						£ 1
Ordinary Shares
Reconciliation of number of shares outstanding [abstract]
Balance, beginning of period (in shares) | shares		19,097,783	20,778,082	21,449,782	21,535,840
Balance, beginning of period		$ 4,774	$ 5,194	$ 5,362	$ 5,383
Issue of new shares for employee share-based payment plans (in shares) | shares			55,000	35,001	34,000
Issue of new shares for employee share-based payment plans			$ 14	$ 9	$ 9
Issue of new shares – other (in shares) | shares			165,105	0	0
Issue of new shares – other			$ 41	$ 0	$ 0
Repurchase of ordinary share capital (in shares) | shares		(107,000)	(1,900,404)	(706,701)	(120,058)
Repurchase of ordinary share capital			$ (475)	$ (177)	$ (30)
Balance, end of period (in shares) | shares			19,097,783	20,778,082	21,449,782
Balance, end of period			$ 4,774	$ 5,194	$ 5,362
Par value per share | $ / shares			$ 0.25

[1]	See Note 31 for further information.